Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Schedule of Translation of Amounts

Translation of amounts from the local currencies of the Company into US$ has been made at the following exchange rates for the respective periods:

	As of and for the years ended March 31,
	2026	2025
Period-end US$1: RMB exchange rate	6.8980	7.2567
Period-average US$1: RMB exchange rate	7.1019	7.2163

Schedule of Estimated Useful Lives

Property, plant and equipment are stated at cost less accumulated depreciation and impairment, if any. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Category	Estimated useful lives
Building	20 years
Electronic equipment	3 to 5 years
Transportation equipment	4 years
Machinery Equipment	10 years
Other Equipment	5 to 10 years
Building Improvement	20 years

Schedule of Cost Less Accumulated Amortization	Land use rights are stated at cost less accumulated amortization.
Rental period
Land use rights	20-50 years

Schedule of Disaggregation of Revenue	The Company’s disaggregation of revenue for the years ended March 31, 2026 and 2025 are as follows:
	For the Years ended March 31,
	2026	2025
Revenue from overseas sales of products	$3,095,591	$3,319,714
Revenue from domestic sales of products	7,170,022	4,402,796
Total revenue	$10,265,613	$7,722,510

Schedule of Disaggregation of Revenue

The summary of the Company’s total revenues by product categories for the years ended March 31, 2026 and 2025 was as follows:

	For the Years ended March 31,
	2026	2025
Revenue from sales of pearlescent pigments	$5,918,673	$5,640,808
Revenue from sales of industrial intermediates	4,058,772	1,945,522
Revenue from sales of powder coatings	288,168	136,180
Total revenue	$10,265,613	$7,722,510

Schedule of Significant Expenses

Significant expenses for the years ended March 31, 2026 and 2025 are as follows:

	As of March 31, 2026	As of March 31, 2025
Revenue	$10,265,613	$7,722,510
Less:
Cost of revenues	(8,015,770)	(5,610,148)
Salaries and employee benefits	(385,294)	(324,336)
Office expenses	(246,443)	(148,676)
Freight and port charges	(134,921)	(122,737)
Travel and entertainment expenses	(32,245)	(28,473)
Exhibition fees	(63,050)	(72,646)
Depreciation of fixed assets	(40,899)	(44,505)
Amortization of land-use rights	(16,950)	(16,681)
Research and development expenses	(381,958)	(287,922)
Other segment items	17,231	28,960
Government subsidy	621,728	233,032
Income tax expense	(159,069)	-
Interest income	1,477	1,050
Interest expense	(76,178)	(98,464)
Segment net income	1,353,272	1,230,964

Reconciliation of profit or loss	-	-
Adjustments and reconciling items	-	-
Consolidated and combined net income	$1,353,272	$1,230,964